Taxes (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2021 USD ($)
Taxes [Line Items]
Statutory income tax rate percentage			25.00%
Preferential tax rates		25.00%	25.00%
Net operating losses carried forward (in Dollars)	$ 5,336,546	$ 4,031,874
Unrecognized tax benefits (in Dollars)	$ 2,756,930	$ 2,639,258	$ 2,573,830		$ 2,475,474
Underpayment of taxes (in Yuan Renminbi) | ¥				¥ 100
Hong Kong [Member]
Taxes [Line Items]
Statutory income tax rate percentage	16.50%
State Administration of Taxation, China [Member]
Taxes [Line Items]
Statutory income tax rate percentage		25.00%
Preferential tax rates	25.00%
Minimum [Member]
Taxes [Line Items]
Preferential tax rates	2.50%
Maximum [Member]
Taxes [Line Items]
Preferential tax rates	5.00%